Mortgage Note Payable - Narrative (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 GBP (£)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 property	Dec. 31, 2015 € / $	Dec. 31, 2015 £ / $
Debt Instrument [Line Items]
Exchange rate						1.09	1.48
Carrying value of encumbered assets | $	$ 1,300.0			$ 1,300.0
United Kingdom
Debt Instrument [Line Items]
Encumbered properties (property)					29
Net proceeds received	121.0		£ 81.7
Finland
Debt Instrument [Line Items]
Encumbered properties (property)					1
Net proceeds received	31.6	€ 29.0
United States
Debt Instrument [Line Items]
Encumbered properties (property)					2
Net proceeds received | $	$ 86.4